Condensed Financial Information of the Parent Company (Details) (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Common stock, par value (in dollar per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Parent [member]
Statement Line Items [Line Items]
Common stock, par value (in dollar per share)		$ 0.001
Common stock, shares authorized		50,000,000